UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tobias Bros., Inc.
Address:     623 Fifth Avenue
             Suite 2501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Severson
Title:       President
Phone:       212-251-3200

Signature, Place, and Date of Signing:

       /s/ John Severson                 New York, NY            04-  -2008
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Explanatory Note:

Schedule 13Fs previously filed were filed by a reporting person different from, but affiliated with, the reporting person of this Schedule 13F. The change in reporting person merely reflects certain organizational changes within the reporting person of this Schedule 13F.

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 56

Form 13F Information Table Value Total:            $83,360
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 03/31/2008

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    OTH       VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x1000)     PRN AMT PRN CALL    SOLE    SHRD      MGR  SOLE     SHRD  NONE
AES CORP                            COMMON    00130H105       1250       75000      N        X                     75000  0       0
AMR CORP-DEL                        COMMON    001765106        226       25000      N        X                     25000  0       0
ANADARKO PETROLEUM CORP             COMMON    032511107       2521       40000      N        X                     40000  0       0
AMERICAN APPAREL INC                COMMON    023850100        241       25500      N        X                     25500  0       0
BLOCKBUSTER INC CL A                COMMON    093679108        163       50000      N        X                     50000  0       0
BP AMOCO P L C                      COMMON    055622104       4549       75000      N        X                     75000  0       0
PEABODY ENERGY CORPORATION          COMMON    704549104       2295       45000      N        X                     45000  0       0
CALL CHEESECAKE FACTO Apr 22.50     CALL O    1630728DX         25       40000      C        X                     40000  0       0
CONTINENTAL AIRLINES INC-C          COMMON    210795308        337       17500      N        X                     17500  0       0
CAMERON INTL CORP                   COMMON    13342B105       2082       50000      N        X                     50000  0       0
CHICAGO BRIDGE & IRON CO N          COMMON    167250109       2943       75000      N        X                     75000  0       0
CHESAPEAKE ENERGY CORP              COMMON    165167107       2321       50300      N        X                     50300  0       0
CONOCOPHILLIPS                      COMMON    20825C104       3811       50000      N        X                     50000  0       0
DANAHER CORP                        COMMON    235851102       1521       20000      N        X                     20000  0       0
DEVON ENERGY CORPORATION N          COMMON    25179M103       5217       50000      N        X                     50000  0       0
DYNEGY INC DEL CL A                 COMMON    26817G102       1184      150000      N        X                    150000  0       0
EL PASO CORPORATION                 COMMON    28336L109       2496      150000      N        X                    150000  0       0
EQUITABLE RESOURCES INC             COMMON    294549100       2945       50000      N        X                     50000  0       0
CALL EATON CORP APR 75              CALL O    2780588DO         60       10000      C        X                     10000  0       0
EATON CORP                          COMMON    278058102        996       12500      N        X                     12500  0       0
FUELCELL ENERGY INC                 OTC EQ    35952H106        439       66000      N        X                     66000  0       0
FOREST OIL CORP                     COMMON    346091705       3182       65000      N        X                     65000  0       0
GOODRICH PETROLEUM CORP NE          COMMON    382410405       1504       50000      N        X                     50000  0       0
HALLIBURTON CO                      COMMON    406216101       3933      100000      N        X                    100000  0       0
PETROHAWK ENERGY CORPORATI          COMMON    716495106       2017      100000      N        X                    100000  0       0
HONEYWELL INTL INC                  COMMON    438516106        846       15000      N        X                     15000  0       0
JACK IN THE BOX INC                 COMMON    466367109        336       12500      N        X                     12500  0       0
CALL J.C. PENNEY CO I Apr. 37.50    CALL O    7081608DE         20       10000      C        X                     10000  0       0
CALL LENNAR CORP-CL A APR 20        CALL O    5260578DD         15       15000      C        X                     15000  0       0
MCDONALDS CORP                      COMMON    580135101        558       10000      N        X                     10000  0       0
MCDERMOTT INTL INC                  COMMON    580037109       2741       50000      N        X                     50000  0       0
MCMORAN EXPLORATION COMPAN          COMMON    582411104        951       55000      N        X                     55000  0       0
MERCK & CO INC                      COMMON    589331107        285        7500      N        X                      7500  0       0
MORTONS RESTAURANT GROUP I          COMMON    619430101       1368      172500      N        X                    172500  0       0
CALL NOBLE CORP Apr. 50             CALL O    6550441DJ        143      150000      C        X                    150000  0       0
NATIONAL-OILWELL VARCO INC          COMMON    637071101       5838      100000      N        X                    100000  0       0
CALL PETROLEO BRASILE APR 105       CALL O    71654V8DA        308      100000      C        X                    100000  0       0
CHILDRENS PLACE RETAIL STO          OTC EQ    168905107       1351       55000      N        X                     55000  0       0
TRANSOCEAN INC                      COMMON    G90073100       5408       40000      N        X                     40000  0       0
SCHERING PLOUGH CORP                COMMON    806605101        216       15000      N        X                     15000  0       0
SMITH INTERNATIONAL INC             COMMON    832110100       2248       35000      N        X                     35000  0       0
SUPERIOR ENERGY SERVICES I          COMMON    868157108       1704       43000      N        X                     43000  0       0
PUT SPY OPTION Apr. 140             PUT OP    QSSBPJ            83       20000      P        X                     20000  0       0
CALL TITANIUM METALS  APR 15        CALL O    8883398DC          5       10000      C        X                     10000  0       0
TITAN INTERNATIONAL INC-IL          COMMON    88830M102        459       15000      N        X                     15000  0       0
TEXAS ROADHOUSE INC                 COMMON    882681109        343       35000      N        X                     35000  0       0
CALL VALERO ENRGY Apr. 52.50        CALL O    91913Y8DX         89      160000      C        X                    160000  0       0
VALERO ENERGY CORP                  COMMON    91913Y100       2456       50000      N        X                     50000  0       0
WENDYS INTERNATIONAL INC            COMMON    950590109        346       15000      N        X                     15000  0       0
WEATHERFORD INTERNATIONAL           COMMON    G95089101       3624       50000      N        X                     50000  0       0
CALL WELLPOINT INC JUN 50           CALL O    94973V8FJ         62       30000      C        X                     30000  0       0
WELLPOINT INC                       COMMON    94973V107        993       22500      N        X                     22500  0       0
WILLIAMS COMPANIES INC              COMMON    969457100       1649       50000      N        X                     50000  0       0
GREAT WOLF RESORTS INC              OTC EQ    391523107        160       25000      N        X                     25000  0       0
CALL TECHNOLOGY SELEC JUN 23        CALL O    81369Y8FW         71       75000      C        X                     75000  0       0
YAHOO INC                           OTC EQ    984332106        434       15000      N        X                     15000  0       0

                                                            83,360
